Current investments	12 Months Ended
Dec. 31, 2018
Current investments
Current investments	Note 23 Current investments

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Restricted funds	1	1	21
Shares in other companies	1	2	—
Total current investments	2	3	21